Annual Total Returns (Vanguard Extended Market Index Fund - Signal Shares Signal) (Vanguard Extended Market Index Fund, Vanguard Extended Market Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Annual Total Return
2013	38.37%
2012	18.48%
2011	(3.58%)
2010	27.53%
2009	37.62%
2008	(38.61%)
2007	4.46%